Preferred, Common Shares and Additional Paid in Capital - Equity (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	2 Months Ended	3 Months Ended			4 Months Ended	6 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Jan. 03, 2019	Feb. 02, 2017	Mar. 01, 2018	Dec. 31, 2016	Apr. 13, 2016	Apr. 13, 2015	May 09, 2016	Jun. 29, 2018	Jul. 11, 2014	Jul. 31, 2016	Sep. 20, 2016	Oct. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 29, 2018	Aug. 03, 2018	Jul. 06, 2018
Class of Stock [Line Items]
Common shares issued											11,976,745
Price per share											$ 4.3
Proceeds from issuance of common stock											$ 50,278		$ 0	$ 51,454	$ 50,589
Number of shares vested													809,500	1,049,000	783,545
Number of shares granted													672,500	944,000	1,035,000
Offering expenses													$ 2,032
Purchase of treasury stock													$ 3,145
Preferred Shares
Class of Stock [Line Items]
Preferred Shares - Shares Authorized													25,000,000	25,000,000
Preferred Shares - Par Value													$ 0.01	$ 0.01
Preferred Shares - Shares Issued													0	0
Common Shares
Class of Stock [Line Items]
Common Shares - Shares Authorized													300,000,000	300,000,000
Common Shares - Par Value													$ 0.01	$ 0.01
Common shares issued														6,310,272	11,976,745
Stock issued during period, share based compensation													868,975	1,220,825	692,595
Issuance of shares															138,453
Equity Incentive Plan 2015
Class of Stock [Line Items]
Stock issued during period, share based compensation					131,545
Number of shares vested					135,230
Number of shares granted						135,230
Equity Incentive Plan 2016
Class of Stock [Line Items]
Stock issued during period, share based compensation				558,050
Number of shares vested			40,000							650,000
Number of shares granted							690,000
Two Directors
Class of Stock [Line Items]
Stock issued during period, share based compensation									3,000
Number of shares vested									3,000
Number of shares granted									3,000
Private placement
Class of Stock [Line Items]
Common shares issued		6,310,272
Price per share		$ 8.154
Proceeds from issuance of private placement		$ 50,427
Secondary offering
Class of Stock [Line Items]
Offering expenses													$ 2,032
Oaktree and its affiliates | Private placement
Class of Stock [Line Items]
Common shares issued		3,244,292
Share Repurchase Program
Class of Stock [Line Items]
Stock repurchase program, authorized amount																$ 50,000
Common shares repurchased													341,363
Common shares repurchased, Average price per Share													$ 9.17
Purchase of treasury stock													$ 3,145
Subsequent Event | Share Repurchase Program
Class of Stock [Line Items]
Shares cancelled	341,363
OCC vessels | Common Shares
Class of Stock [Line Items]
Shares to acquire vessels													3,304,735
Songa Vessels
Class of Stock [Line Items]
Price per share																		$ 13.31
Songa Vessels | Common Shares
Class of Stock [Line Items]
Shares to acquire vessels													13,725,000
Augustea Vessels
Class of Stock [Line Items]
Price per share																	$ 14
Augustea Vessels | Common Shares
Class of Stock [Line Items]
Shares cancelled													53,978
Shares to acquire vessels													10,277,335
Augustea Vessels | Initially Issued | Common Shares
Class of Stock [Line Items]
Shares to acquire vessels													10,331,313
Star Bright | Common Shares
Class of Stock [Line Items]
Shares to acquire vessels												291,300
Oaktree Capital Management L.P. | Secondary offering
Class of Stock [Line Items]
Common shares issued								5,000,000
Price per share								$ 13.10